Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016		Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	¥ 38,933		¥ 35,038
Liability derivatives, Fair value	25,073		40,209
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	257,700		296,464
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	80		890
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	5,686		1,094
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	4,856		3,000
Asset derivatives, Fair value	13		0
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	235		127
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,035,342		581,510
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	17,636		5,281
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	5,966		11,016
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	1,047,878	[1]	111,309	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	658	[1]	438	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	689	[1]	1,252	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	96,539		104,058
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	6,571		6,411
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	3,601		9,788
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	225,711		258,313
Asset derivatives, Fair value	0		0
Liability derivatives, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	246,068	[1]	441,586	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	8,789	[1]	12,103	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	3,637	[1]	6,177	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	3,380		9,013
Asset derivatives, Fair value	0		0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	¥ 56		¥ 165

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,926 million, futures contracts of ¥51,021 million and foreign exchange contracts of ¥20,884 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2016, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥3,332 million, ¥25 million and ¥568 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥417 million and ¥98 million at March 31, 2016, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥265,094 million, futures contracts of ¥34,586 million and foreign exchange contracts of ¥13,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2015, respectively. Asset derivatives in the above table include fair value of the options held and foreign exchange contracts before offsetting of ¥3,888 million and ¥92 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥690 million and ¥60 million at March 31, 2015, respectively.